THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND
JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 99.2%	Shares	Value
COMMUNICATION SERVICES — 8.9%
Alphabet, Cl A	300,212	$57,610,683
Alphabet, Cl C	197,004	37,994,191
Meta Platforms, Cl A	43,980	34,015,891
T-Mobile US	30,620	7,300,114
Walt Disney	147,886	17,614,702
		154,535,581

CONSUMER DISCRETIONARY — 11.4%
Amazon.com *	521,539	122,097,495
Flutter Entertainment PLC *	31,810	9,614,891
Home Depot	41,656	15,308,997
McDonald's	72,314	21,699,262
O'Reilly Automotive *	113,670	11,176,034
TJX	159,730	19,891,177
		199,787,856

CONSUMER STAPLES — 2.8%
Mondelez International, Cl A	199,751	12,921,892
Monster Beverage *	328,045	19,272,644
PepsiCo	116,300	16,040,096
		48,234,632

ENERGY — 3.8%
Cheniere Energy	70,402	16,606,424
Chesapeake Energy	78,740	8,250,377
Chevron	88,568	13,430,452
Exxon Mobil	249,733	27,880,192
		66,167,445

FINANCIALS — 16.0%
BlackRock Funding	16,737	18,511,289
Blackstone, Cl A	202,916	35,096,351
CME Group, Cl A	72,951	20,300,804
Fidelity National Information Services	224,526	17,829,610
Fiserv *	139,687	19,408,112
Intercontinental Exchange	166,029	30,687,140
JPMorgan Chase	115,312	34,160,027
PNC Financial Services Group	86,704	16,497,170
Progressive	54,698	13,239,104
S&P Global	34,826	19,192,609

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND
JULY 31, 2025 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
FINANCIALS (continued)
Visa, Cl A	155,952	$53,876,737
		278,798,953

HEALTH CARE — 9.5%
Abbott Laboratories	122,186	15,418,651
AstraZeneca PLC ADR	418,651	30,599,202
Danaher	122,816	24,214,403
IDEXX Laboratories *	19,472	10,404,084
IQVIA Holdings *	99,537	18,499,947
Stryker	40,030	15,720,982
Thermo Fisher Scientific	55,418	25,917,890
UnitedHealth Group	62,991	15,720,034
Zoetis, Cl A	54,460	7,939,723
		164,434,916

INDUSTRIALS — 6.4%
Automatic Data Processing	64,874	20,078,503
Eaton PLC	44,507	17,122,733
Otis Worldwide	119,542	10,243,554
RTX	246,748	38,880,082
Union Pacific	117,996	26,191,572
		112,516,444

INFORMATION TECHNOLOGY — 33.4%
Adobe *	38,622	13,814,703
Analog Devices	67,880	15,247,885
Apple	382,716	79,440,360
ASML Holding, Cl G	16,385	11,382,823
Broadcom	63,444	18,633,503
Cisco Systems	142,312	9,688,601
Microsoft	311,027	165,932,905
NVIDIA	757,008	134,649,013
QUALCOMM	167,373	24,563,661
Roper Technologies	35,485	19,530,944
Salesforce	128,636	33,230,538
TE Connectivity PLC	169,179	34,808,579
Workday, Cl A *	98,681	22,635,448
		583,558,963

MATERIALS — 2.9%
Linde PLC	49,444	22,757,096

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
DISCIPLINED EQUITY FUND
JULY 31, 2025 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
MATERIALS (continued)
Martin Marietta Materials	47,489	$27,300,476
		50,057,572

REAL ESTATE — 2.7%
American Tower, Cl A ‡	49,309	10,275,503
CoStar Group *	109,813	10,453,100
Prologis ‡	151,807	16,209,951
VICI Properties, Cl A ‡	315,777	10,294,330
		47,232,884

UTILITIES — 1.4%
NextEra Energy	349,802	24,856,930

TOTAL COMMON STOCK
(Cost $741,364,254)		1,730,182,176

CASH EQUIVALENT — 0.8%
First American Government Obligations Fund, Cl X, 4.230% (A)	14,704,353	14,704,353

TOTAL CASH EQUIVALENT
(Cost $14,704,353)		14,704,353

TOTAL INVESTMENTS — 100.0%
(Cost $756,068,607)		$1,744,886,529

Percentages are based on Net Assets of $1,744,240,653.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.

‡	Real Estate Investment Trust

(A)	The rate reported is the 7-day effective yield as of July 31, 2025.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-001-2400

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND
JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.7%	Shares	Value
COMMUNICATION SERVICES — 3.1%
Live Nation Entertainment *	60,930	$8,999,361
Pinterest, Cl A *	213,134	8,226,972
Trade Desk, Cl A *	124,229	10,802,954
		28,029,287

CONSUMER DISCRETIONARY — 19.2%
AutoZone *	5,672	21,374,251
Chipotle Mexican Grill, Cl A *	201,125	8,624,240
Domino's Pizza	16,255	7,529,479
DraftKings, Cl A *	513,493	23,127,725
Floor & Decor Holdings, Cl A *	57,028	4,370,626
Marriott International, Cl A	69,132	18,239,096
Planet Fitness, Cl A *	60,937	6,653,711
Ross Stores	140,134	19,133,896
Royal Caribbean Cruises	77,451	24,619,349
Tractor Supply	281,926	16,055,686
Ulta Beauty *	17,140	8,827,271
Valvoline *	221,034	7,791,448
Wingstop	13,176	4,971,832
		171,318,610

CONSUMER STAPLES — 4.1%
Monster Beverage *	220,449	12,951,379
Sprouts Farmers Market *	67,732	10,264,107
US Foods Holding *	157,883	13,156,391
		36,371,877

ENERGY — 3.2%
Cheniere Energy	87,343	20,602,467
Diamondback Energy	54,485	8,099,740
		28,702,207

FINANCIALS — 10.0%
Ameriprise Financial	53,523	27,735,083
Ares Management, Cl A	73,105	13,563,171
Arthur J Gallagher	39,129	11,239,805
Corpay *	43,177	13,948,330
MSCI, Cl A	12,074	6,777,861
Tradeweb Markets, Cl A	114,068	15,804,121
		89,068,371

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND
JULY 31, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
HEALTH CARE — 14.0%
Align Technology *	45,056	$5,812,675
Alnylam Pharmaceuticals *	64,506	25,301,833
Cencora	83,911	24,005,259
Dexcom *	182,299	14,724,290
GE HealthCare Technologies	47,775	3,407,313
HealthEquity *	43,963	4,264,411
IDEXX Laboratories *	22,943	12,258,674
Natera *	35,624	4,761,504
Revvity	84,954	7,467,457
Veeva Systems, Cl A *	78,254	22,239,787
		124,243,203

INDUSTRIALS — 22.1%
AMETEK	68,161	12,599,561
Axon Enterprise *	11,027	8,330,788
Cintas	45,006	10,016,085
Copart *	225,504	10,222,096
Curtiss-Wright	21,730	10,652,480
EMCOR Group	10,377	6,511,464
Howmet Aerospace	196,371	35,301,615
Hubbell, Cl B	31,202	13,650,251
IDEX	43,115	7,049,734
Ingersoll Rand	76,347	6,461,247
Oshkosh	49,289	6,236,537
Pentair PLC	53,350	5,452,370
Regal Rexnord	47,933	7,327,997
Saia *	19,670	5,945,061
TransUnion	109,347	10,408,741
Vertiv Holdings, Cl A	86,180	12,547,808
Waste Connections	77,631	14,491,379
WESCO International	32,947	6,818,711
Zurn Elkay Water Solutions	149,285	6,605,861
		196,629,786

INFORMATION TECHNOLOGY — 21.3%
Amphenol, Cl A	169,111	18,012,013
Cadence Design Systems *	31,694	11,554,681
Cloudflare, Cl A *	94,949	19,719,008
CyberArk Software *	37,768	15,540,399
Datadog, Cl A *	161,491	22,605,510
Entegris	107,593	8,441,747
HubSpot *	35,654	18,527,601
Keysight Technologies *	46,760	7,664,432

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
MID CAP EQUITY FUND
JULY 31, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INFORMATION TECHNOLOGY (continued)
Marvell Technology	134,068	$10,775,045
Monday.com *	47,597	12,484,217
Monolithic Power Systems	18,231	12,966,616
Procore Technologies *	81,351	5,827,172
Roper Technologies	16,779	9,235,162
Zscaler *	57,005	16,278,348
		189,631,951

REAL ESTATE — 0.8%
CoStar Group *	76,148	7,248,528

UTILITIES — 0.9%
NRG Energy	45,467	7,602,083

TOTAL COMMON STOCK
(Cost $558,352,821)		878,845,903

CASH EQUIVALENT — 1.4%
First American Government Obligations Fund, Cl X, 4.230% (A)	12,084,959	12,084,959

TOTAL CASH EQUIVALENT
(Cost $12,084,959)		12,084,959

TOTAL INVESTMENTS — 100.1%
(Cost $570,437,780)		$890,930,862

Percentages are based on Net Assets of $890,460,419.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2025.

Cl — Class

PLC — Public Limited Company

ATF-QH-002-2300

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 57.5%	Shares	Value
COMMUNICATION SERVICES — 0.6%
Alphabet, Cl A	10,300	$1,976,570
Meta Platforms, Cl A	2,600	2,010,944
		3,987,514

CONSUMER DISCRETIONARY — 3.6%
Amazon.com *	25,600	5,993,216
Home Depot	17,300	6,357,923
McDonald's	12,200	3,660,854
Service Corp International	97,953	7,474,793
		23,486,786

CONSUMER STAPLES — 2.6%
PepsiCo	58,000	7,999,360
Procter & Gamble	63,000	9,479,610
		17,478,970

ENERGY — 2.7%
Cheniere Energy	28,829	6,800,185
Chevron	39,233	5,949,292
EQT	92,000	4,945,000
		17,694,477

FINANCIALS — 12.8%
Ares Capital	318,623	7,210,438
Ares Management, Cl A	66,000	12,244,980
Blue Owl Capital, Cl A	580,000	11,223,000
CME Group, Cl A	14,972	4,166,408
Fidelity National Information Services	64,500	5,121,945
HA Sustainable Infrastructure Capital	256,594	6,663,746
JPMorgan Chase	46,200	13,686,288
S&P Global	15,575	8,583,383
Visa, Cl A	45,100	15,580,697
		84,480,885

HEALTH CARE — 5.2%
Abbott Laboratories	63,720	8,040,827
Danaher	50,910	10,037,416
Johnson & Johnson	41,780	6,882,837
Novartis ADR	37,912	4,312,111
UnitedHealth Group	20,120	5,021,147
		34,294,338

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
JULY 31, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS — 5.7%
Automatic Data Processing	18,084	$5,596,998
IDEX	25,331	4,141,872
Lockheed Martin	15,374	6,472,147
Republic Services, Cl A	35,500	8,188,075
Rollins	73,250	4,195,027
Union Pacific	42,000	9,322,740
		37,916,859

INFORMATION TECHNOLOGY — 16.9%
Apple	135,000	28,021,950
ASML Holding, Cl G	6,600	4,585,086
Broadcom	65,500	19,237,350
Cisco Systems	61,759	4,204,553
Microsoft	71,200	37,985,200
QUALCOMM	64,000	9,392,640
Taiwan Semiconductor Manufacturing ADR	20,300	4,904,886
Workday, Cl A *	14,700	3,371,886
		111,703,551

MATERIALS — 2.6%
Linde PLC	21,000	9,665,460
Martin Marietta Materials	7,100	4,081,648
Sherwin-Williams	10,631	3,517,585
		17,264,693

REAL ESTATE — 2.0%
Invitation Homes ‡	120,836	3,703,624
Prologis ‡	53,383	5,700,237
VICI Properties, Cl A ‡	107,859	3,516,203
		12,920,064

UTILITIES — 2.8%
Brookfield Infrastructure	200,581	7,830,682
NextEra Energy	152,671	10,848,801
		18,679,483

TOTAL COMMON STOCK
(Cost $201,000,939)		379,907,620

CORPORATE OBLIGATIONS — 17.2%	Face Amount
COMMUNICATION SERVICES — 1.6%
Comcast
2.937%, 11/01/56	$6,111,000	3,530,423

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
COMMUNICATION SERVICES (continued)
T-Mobile USA
3.500%, 04/15/31	$5,000,000	$4,687,227
Verizon Communications
2.355%, 03/15/32	2,441,000	2,098,555
		10,316,205

CONSUMER DISCRETIONARY — 2.5%
Ford Motor Credit
7.350%, 11/04/27	4,000,000	4,143,639
6.950%, 03/06/26	2,000,000	2,015,715
General Motors
6.800%, 10/01/27	3,500,000	3,640,636
Meritage Homes
3.875%, 04/15/29(A)	7,000,000	6,756,649
		16,556,639

CONSUMER STAPLES — 0.7%
JBS USA Holding Lux SARL
5.500%, 01/15/36(A)	5,000,000	4,979,650

ENERGY — 2.5%
Cheniere Energy Partners
4.500%, 10/01/29	5,000,000	4,945,745
DCP Midstream Operating
6.750%, 09/15/37(A)	1,500,000	1,580,107
Energy Transfer
5.550%, 05/15/34	2,952,000	2,977,587
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,608,082
ONEOK
6.625%, 09/01/53	5,000,000	5,171,145
		16,282,666

FINANCIALS — 5.5%
Ally Financial
2.200%, 11/02/28	6,000,000	5,538,049
Ares Capital
5.875%, 03/01/29	6,000,000	6,127,532
Bank of America
6.300%, TSFR3M + 4.815%(B)(C)	5,000,000	5,019,580
Citigroup
6.250%, TSFR3M + 4.779%(B)(C)	3,000,000	3,016,866
3.875%, H15T5Y + 3.417%(B)(C)	6,500,000	6,423,584

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
FINANCIALS (continued)
Goldman Sachs Group MTN
6.325%, TSFR3M + 2.012%, 10/28/27(B)	$3,000,000	$3,054,022
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/34(B)	4,000,000	4,064,657
OneMain Finance
3.500%, 01/15/27	3,000,000	2,927,257
		36,171,547

HEALTH CARE — 0.4%
AbbVie
4.250%, 11/21/49	3,500,000	2,854,860

INDUSTRIALS — 1.2%
AerCap Ireland Capital DAC
3.000%, 10/29/28	2,000,000	1,903,366
Northrop Grumman
4.030%, 10/15/47	3,000,000	2,384,019
Quanta Services
2.900%, 10/01/30	3,750,000	3,447,105
		7,734,490

INFORMATION TECHNOLOGY — 1.6%
Apple
3.850%, 08/04/46	3,000,000	2,416,894
Broadcom
3.469%, 04/15/34(A)	2,500,000	2,221,953
Kyndryl Holdings
2.050%, 10/15/26	1,000,000	969,102
Oracle
6.150%, 11/09/29	3,000,000	3,181,381
5.550%, 02/06/53	2,000,000	1,847,752
		10,637,082

REAL ESTATE — 0.7%
Boston Properties
2.750%, 10/01/26	1,000,000	978,230
VICI Properties
5.125%, 05/15/32	4,000,000	3,990,429
		4,968,659

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
UTILITIES — 0.5%
Duke Energy
6.450%, H15T5Y + 2.588%, 09/01/54(B)	$3,000,000	$3,088,858

TOTAL CORPORATE OBLIGATIONS
(Cost $119,545,291)		113,590,656

U.S. TREASURY OBLIGATIONS — 11.9%
U.S. Treasury Bonds
4.375%, 05/15/41	15,000,000	14,392,969
4.125%, 08/15/53	21,500,000	18,924,199
3.875%, 05/15/43	18,500,000	16,338,535
		49,655,703

U.S. Treasury Inflation Indexed Notes
0.500%, 01/15/28	13,032,400	12,785,698

U.S. Treasury Notes
4.000%, 07/31/29	16,000,000	16,046,250

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $79,320,721)		78,487,651

MORTGAGE-BACKED SECURITIES — 6.3%
AGENCY MORTGAGE-BACKED OBLIGATIONS — 6.3%
FHLMC
6.000%, 09/01/53	10,102,298	10,252,562
5.000%, 03/01/38	6,409,459	6,434,945
1.500%, 06/01/31	4,453,242	4,165,402
FNMA
6.000%, 01/01/53	3,938,119	4,004,348
6.000%, 07/01/53	6,243,525	6,425,256
4.500%, 07/01/52	10,634,716	10,100,799

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $41,566,227)		41,383,312

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
JULY 31, 2025 (Unaudited)

EXCHANGE-TRADED FUND — 2.1%	Shares	Value
DOMESTIC FIXED INCOME — 2.1%
Invesco Senior Loan ETF	657,000	$13,751,010

TOTAL EXCHANGE-TRADED FUND
(Cost $13,803,663)		13,751,010

PREFERRED STOCK — 0.3%
FINANCIALS — 0.3%
Wells Fargo, 7.500%	1,700	2,013,718

TOTAL PREFERRED STOCK
(Cost $2,066,538)		2,013,718

CASH EQUIVALENT — 3.8%
First American Government Obligations Fund, Cl X, 4.230% (D)	25,411,488	25,411,488

TOTAL CASH EQUIVALENT
(Cost $25,411,488)		25,411,488

TOTAL INVESTMENTS — 99.1%
(Cost $482,714,867)		$654,545,455

WRITTEN OPTIONS — (0.0%)	Value
TOTAL WRITTEN OPTIONS — 0.0%
(Premiums Received $277,345)	$(184,838)

A list of the exchange-traded option contracts held by the Fund at July 31, 2025, is as follows:

			Exercise	Expiration
Description	Contracts	Notional Amount	Price	Date	Value
WRITTEN OPTIONS — (0.0%)
Call Options
Amazon.com*	(256)	$(5,993,216)	$250	08/15/25	$(79,360)
EQT*	(920)	(4,945,000)	60	08/15/25	(11,960)
Google*	(103)	(1,976,570)	200	08/15/25	(18,643)
Meta Platforms*	(26)	(2,010,944)	800	08/15/25	(19,032)
QUALCOMM*	(320)	(4,696,320)	175	08/15/25	(1,600)
Workday*	(147)	(3,371,886)	260	09/19/25	(54,243)
Total Written Options		$(22,993,936)			$(184,838)

Percentages are based on Net Assets of $660,473,030.

*	Non-income producing security.
‡	Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INCOME OPPORTUNITIES FUND
JULY 31, 2025 (Unaudited)

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2025 was $15,538,359 which represents 2.4% of Net Assets.

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

(D)	The rate reported is the 7-day effective yield as of July 31, 2025.

ADR — American Depositary Receipt

Cl — Class

DAC — Designated Activity Company

ETF — Exchange-Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

H15T5Y — U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year

MTN — Medium Term Note

PLC — Public Limited Company

SOFRRATE— Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month

ATF-QH-003-2300

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
ALL CAP GROWTH FUND
JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 95.8%	Shares	Value
COMMUNICATION SERVICES — 14.2%
Live Nation Entertainment *	22,021	$3,252,502
Meta Platforms, Cl A	27,941	21,610,687
Netflix *	12,902	14,958,579
Sea ADR *	22,347	3,500,657
Spotify Technology *	9,042	5,665,175
		48,987,600

CONSUMER DISCRETIONARY — 7.4%
Amazon.com *	82,917	19,411,699
MercadoLibre *	2,573	6,108,019
		25,519,718

FINANCIALS — 13.3%
Ares Management, Cl A	17,246	3,199,650
Brown & Brown	37,345	3,412,213
Goosehead Insurance, Cl A	31,193	2,835,756
Kinsale Capital Group	6,890	3,036,354
Mastercard, Cl A	18,642	10,560,134
S&P Global	20,942	11,541,136
Shift4 Payments, Cl A *	70,120	7,222,360
StepStone Group, Cl A	65,771	3,904,166
		45,711,769

HEALTH CARE — 10.1%
Boston Scientific *	86,452	9,070,544
Eli Lilly	10,122	7,490,988
HealthEquity *	62,257	6,038,929
Intuitive Surgical *	24,963	12,009,450
		34,609,911

INDUSTRIALS — 26.6%
Axon Enterprise *	7,514	5,676,752
Canadian Pacific Kansas City	28,468	2,093,821
Cintas	36,872	8,205,864
GE Vernova	22,717	14,999,808
General Electric	58,456	15,846,252
Howmet Aerospace	102,932	18,504,086
Quanta Services	32,610	13,243,899
TransDigm Group	8,114	13,051,044
		91,621,526

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
ALL CAP GROWTH FUND
JULY 31, 2025 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
INFORMATION TECHNOLOGY — 24.2%
Amphenol, Cl A	143,507	$15,284,931
Broadcom	28,272	8,303,486
Cloudflare, Cl A *	19,007	3,947,374
CyberArk Software *	8,660	3,563,330
Guidewire Software *	13,967	3,159,615
Microsoft	26,942	14,373,557
Monday.com *	14,559	3,818,680
NVIDIA	29,239	5,200,741
Palo Alto Networks *	46,777	8,120,487
ServiceNow *	6,961	6,565,058
Shopify, Cl A *	45,598	5,572,532
Snowflake, Cl A *	23,972	5,357,742
		83,267,533

TOTAL COMMON STOCK
(Cost $194,419,751)		329,718,057

CASH EQUIVALENT — 3.5%
First American Government Obligations Fund, Cl X, 4.230% (A)	12,065,777	12,065,777

TOTAL CASH EQUIVALENT
(Cost $12,065,777)		12,065,777

TOTAL INVESTMENTS — 99.3%
(Cost $206,485,528)		$341,783,834

Percentages are based on Net Assets of $344,365,844.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.

(A)	The rate reported is the 7-day effective yield as of July 31, 2025.

ADR — American Depositary Receipt

Cl — Class

ATF-QH-005-1400

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND
JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%	Shares	Value
COMMUNICATION SERVICES — 0.9%
Comcast, Cl A	98,180	$3,262,521

CONSUMER DISCRETIONARY — 3.3%
Dick's Sporting Goods	31,033	6,563,790
TJX	44,201	5,504,350
		12,068,140

ENERGY — 7.7%
Enterprise Products Partners	543,549	16,844,584
ONEOK	76,567	6,286,916
Targa Resources	30,225	5,029,742
		28,161,242

FINANCIALS — 23.9%
Ameriprise Financial	5,209	2,699,252
Ares Management, Cl A	21,023	3,900,397
Arthur J Gallagher	11,427	3,282,406
Blackstone, Cl A	65,878	11,394,259
Blue Owl Capital, Cl A	545,500	10,555,425
Brookfield	157,953	10,590,749
Brookfield Asset Management, Cl A	41,092	2,534,144
Charles Schwab	117,520	11,485,229
CME Group, Cl A	41,834	11,641,565
Goldman Sachs Group	6,984	5,053,553
JPMorgan Chase	48,197	14,277,879
		87,414,858

HEALTH CARE — 17.7%
Abbott Laboratories	121,860	15,377,513
AbbVie	50,701	9,583,503
AstraZeneca PLC ADR	134,733	9,847,635
Cardinal Health	35,793	5,555,789
Elevance Health	21,213	6,004,976
Eli Lilly	18,107	13,400,448
Stryker	12,305	4,832,543
		64,602,407

INDUSTRIALS — 15.8%
Broadridge Financial Solutions	34,068	8,432,171
L3Harris Technologies	38,761	10,652,298
Parker-Hannifin	15,135	11,077,306

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND
JULY 31, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS (continued)
Rollins	71,761	$4,109,752
RTX	34,259	5,398,191
TransDigm Group	6,425	10,334,355
United Parcel Service, Cl B	35,979	3,099,951
Waste Management	19,760	4,528,202
		57,632,226

INFORMATION TECHNOLOGY — 16.5%
Accenture PLC, Cl A	11,976	3,198,790
Apple	45,675	9,480,760
Broadcom	18,897	5,550,049
International Business Machines	31,107	7,874,737
Microchip Technology	108,928	7,362,443
Microsoft	45,031	24,024,038
Texas Instruments	14,242	2,578,657
		60,069,474

REAL ESTATE — 8.3%
American Tower, Cl A ‡	49,133	10,238,826
Equinix ‡	6,264	4,918,305
Iron Mountain ‡	56,823	5,532,287
Prologis ‡	43,577	4,653,152
VICI Properties, Cl A ‡	152,249	4,963,318
		30,305,888

UTILITIES — 4.7%
Brookfield Infrastructure Partners	109,577	3,418,803
Brookfield Renewable Partners	224,048	6,172,522
NextEra Energy	108,589	7,716,334
		17,307,659

TOTAL COMMON STOCK
(Cost $224,670,804)		360,824,415

CASH EQUIVALENT — 1.1%
First American Government Obligations Fund, Cl X, 4.230% (A)	4,174,532	4,174,532

TOTAL CASH EQUIVALENT
(Cost $4,174,532)		4,174,532

TOTAL INVESTMENTS — 99.9%
(Cost $228,845,336)		$364,998,947

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND
JULY 31, 2025 (Unaudited)

Percentages are based on Net Assets of $365,350,681.

‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2025.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-006-1400

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.8%	Shares	Value
Australia — 1.8%
MATERIALS — 1.8%
BHP Group	537,870	$13,584,008

Brazil — 2.0%
CONSUMER DISCRETIONARY — 2.0%
MercadoLibre *	6,201	14,720,492

Canada — 3.3%
FINANCIALS — 2.3%
Brookfield	258,151	17,309,025

INDUSTRIALS — 1.0%
Canadian National Railway	76,381	7,137,804

		24,446,829

China — 7.6%
COMMUNICATION SERVICES — 3.1%
Tencent Holdings	332,000	23,244,064

CONSUMER DISCRETIONARY — 4.5%
Alibaba Group Holding	698,000	10,494,275
Alibaba Group Holding ADR	49,946	6,024,986
Trip.com Group	270,000	16,762,264
		33,281,525

		56,525,589

Denmark — 0.7%
HEALTH CARE — 0.7%
Novo Nordisk, Cl B	107,372	4,993,657

France — 4.8%
CONSUMER DISCRETIONARY — 1.2%
Hermes International SCA	3,753	9,177,930

INDUSTRIALS — 1.9%
Airbus	70,393	14,152,885

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
JULY 31, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
France (continued)
MATERIALS — 1.7%
Air Liquide	64,295	$12,649,187
		35,980,002

Germany — 7.9%
INDUSTRIALS — 2.6%
Siemens	77,632	19,773,145

INFORMATION TECHNOLOGY — 1.4%
SAP	36,279	10,374,198

MATERIALS — 3.9%
Heidelberg Materials	87,122	20,098,602
Symrise, Cl A	98,545	8,932,845
		29,031,447

		59,178,790

Hong Kong — 2.3%
FINANCIALS — 2.3%
AIA Group	1,875,000	17,482,823

India — 3.2%
FINANCIALS — 3.2%
HDFC Bank ADR	315,690	24,235,521

Ireland — 2.4%
CONSUMER STAPLES — 1.2%
Kerry Group PLC, Cl A	98,362	9,085,712

HEALTH CARE — 1.2%
ICON PLC *	50,556	8,553,570

		17,639,282

Israel — 2.1%
INFORMATION TECHNOLOGY — 2.1%
Check Point Software Technologies *	82,579	15,376,210

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
JULY 31, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
Italy — 1.8%
CONSUMER DISCRETIONARY — 1.8%
Ferrari	30,025	$13,166,203

Japan — 13.3%
CONSUMER DISCRETIONARY — 3.8%
Sony Group	607,000	14,600,363
Suzuki Motor	1,209,000	13,283,977
		27,884,340

FINANCIALS — 4.0%
Mizuho Financial Group	548,000	16,073,751
Tokio Marine Holdings	343,000	13,772,453
		29,846,204

INDUSTRIALS — 5.5%
FANUC	435,000	12,109,078
Kawasaki Heavy Industries	400,000	29,213,222
		41,322,300

		99,052,844

Mexico — 1.3%
CONSUMER STAPLES — 1.3%
Fomento Economico Mexicano ADR	104,529	9,455,693

Netherlands — 1.8%
INFORMATION TECHNOLOGY — 1.8%
ASML Holding	19,316	13,387,420

Norway — 1.0%
ENERGY — 1.0%
Equinor	302,087	7,759,884

Singapore — 2.9%
FINANCIALS — 2.9%
DBS Group Holdings	588,240	21,591,048

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
JULY 31, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
Spain — 5.3%
CONSUMER DISCRETIONARY — 1.8%
Amadeus IT Group	168,916	$13,562,924

FINANCIALS — 3.5%
Banco Santander	2,996,416	25,741,603

		39,304,527

Sweden — 2.9%
INDUSTRIALS — 2.9%
Assa Abloy, Cl B	411,162	13,605,454
Atlas Copco, Cl A	524,967	7,994,401

		21,599,855

Switzerland — 5.6%
FINANCIALS — 1.7%
Chubb	48,119	12,801,579

HEALTH CARE — 3.9%
Alcon	154,324	13,529,273
Novartis	135,271	15,405,619
		28,934,892

		41,736,471

Taiwan — 3.4%
INFORMATION TECHNOLOGY — 3.4%
Taiwan Semiconductor Manufacturing ADR	104,857	25,335,548

United Kingdom — 19.4%
CONSUMER DISCRETIONARY — 4.0%
Compass Group PLC	440,498	15,478,927
InterContinental Hotels Group PLC	122,160	14,053,364
		29,532,291

CONSUMER STAPLES — 1.4%
Diageo PLC	434,858	10,539,937

ENERGY — 2.7%
Shell PLC	569,617	20,468,198

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
INTERNATIONAL GROWTH FUND
JULY 31, 2025 (Unaudited)

COMMON STOCK (continued)	Shares	Value
United Kingdom (continued)
FINANCIALS — 5.1%
Lloyds Banking Group PLC	18,962,327	$19,444,950
London Stock Exchange Group PLC	154,802	18,869,677
		38,314,627
HEALTH CARE — 2.1%
AstraZeneca PLC	105,185	15,345,674

INDUSTRIALS — 4.1%
BAE Systems PLC	836,213	19,952,655
Experian PLC	205,176	10,810,919
		30,763,574

		144,964,301

TOTAL COMMON STOCK
(Cost $532,111,344)		721,516,997

CASH EQUIVALENT — 3.0%
First American Government Obligations Fund, Cl X, 4.230% (A)	22,676,852	22,676,852

TOTAL CASH EQUIVALENT
(Cost $22,676,852)		22,676,852

TOTAL INVESTMENTS — 99.8%
(Cost $554,788,196)		$744,193,849

Percentages are based on Net Assets of $745,612,688.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2025.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-007-1300